Summary of Significant Accounting Policies (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Recognized income tax, percentage	50.00%
Held-for-sale loans		¥ 361,400	¥ 101,900
Guaranteed assets		361,400	101,900
Provisions for Other Credit Losses		200,200	28,900
Sales of loans		¥ 200,200	¥ 28,900
Trademarks [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Indefinite-lived intangible assets carrying value	¥ 2,970
Computer Software, Intangible Asset [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Intangible assets with finite useful lives	1 year
Computer Software, Intangible Asset [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Intangible assets with finite useful lives	5 years
Cooperation agreements [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Intangible assets with finite useful lives	5 years
Leasehold Improvements [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful life of Property and equipment	1 year
Leasehold Improvements [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful life of Property and equipment	6 years
Motor vehicles [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful life of Property and equipment	3 years
Motor vehicles [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful life of Property and equipment	8 years
Office and other equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful life of Property and equipment	1 year
Office and other equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful life of Property and equipment	5 years